Financial instruments and risk management (Details Narrative) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Financial Instruments And Risk Management
Cash and cash equivalents	€ 8,100		€ 7,700
Short-term investments	€ 7,800	$ 300	€ 14,800	$ 22,900